THE DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2020 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (73.42%)
COMMUNICATIONS (3.85%)
Media (3.85%)
Stamps.com, Inc. (a)	36,943	$9,615,524

TOTAL COMMUNICATIONS		9,615,524

CONSUMER DISCRETIONARY (12.19%)
Apparel & Textile Products (0.69%)
Under Armour, Inc. , Class A(a)	164,619	1,731,792

Automotive Manufacturing (3.13%)
Gentex Corp.	238,479	6,436,548
Gentherm, Inc. (a)	35,826	1,388,974
		7,825,522

Consumer Services (0.61%)
Strategic Education, Inc.	12,029	1,518,180

Gaming, Lodging & Restaurants (1.13%)
Royal Caribbean Cruises, Ltd.	58,077	2,828,931

Passenger Transportation (1.60%)
JetBlue Airways Corp. (a)	385,793	3,989,100

Retail - Consumer Discretionary (5.03%)
Nordstrom, Inc.	71,346	976,727
Sleep Number Corp. (a)	72,325	3,363,112
Stitch Fix Inc. , Class A (a)	57,599	1,275,818
TJX Cos., Inc.	133,684	6,950,231
		12,565,888

TOTAL CONSUMER DISCRETIONARY		30,459,413

CONSUMER, CYCLICAL (0.54%)
Retail (0.54%)
MSC Industrial Direct Co., Inc. , Class A	20,443	1,349,442

TOTAL CONSUMER, CYCLICAL		1,349,442

ENERGY (3.18%)
Oil, Gas & Coal (3.18%)
Cabot Oil & Gas Corp.	322,602	6,032,657
Core Laboratories NV	28,475	607,372
Southwestern Energy Co. (a)	535,154	1,300,424
		7,940,453

TOTAL ENERGY		7,940,453

FINANCIALS (0.71%)
Banking (0.21%)
TCF Financial Corp.	19,378	532,701

Specialty Finance (0.50%)
Deluxe Corp.	44,206	1,247,936

TOTAL FINANCIALS		1,780,637

	Shares	Value (Note 2)
HEALTH CARE (8.74%)
Medical Equipment & Devices Manufacturing (8.74%)
Align Technology, Inc. (a)	27,882	$8,192,289
Edwards Lifesciences Corp. (a)	41,121	3,224,298
Intuitive Surgical, Inc. (a)	8,885	6,090,134
Myriad Genetics, Inc. (a)	102,968	1,242,824
Varian Medical Systems, Inc. (a)	21,554	3,076,187
		21,825,732

TOTAL HEALTH CARE		21,825,732

INDUSTRIALS (8.47%)
Electrical Equipment Manufacturing (3.33%)
Alarm.com Holdings, Inc. (a)	21,512	1,506,700
Cognex Corp.	101,947	6,817,196

Machinery Manufacturing (2.37%)
Graco, Inc.	43,386	2,309,871
Middleby Corp. (a)	43,319	3,598,076
		5,907,947

Manufactured Goods (1.26%)
Proto Labs, Inc. (a)	26,215	3,148,946

Transportation & Logistics (1.51%)
Landstar System, Inc.	30,964	3,770,796

TOTAL INDUSTRIALS		21,151,585

TECHNOLOGY (35.74%)
Design, Manufacturing & Distribution (2.44%)
Plexus Corp. (a)	82,161	6,103,741

Hardware (11.87%)
Arista Networks, Inc. (a)	3,982	1,034,404
Dolby Laboratories, Inc. , Class A	86,704	6,034,598
Garmin, Ltd.	55,477	5,469,477
Plantronics, Inc.	59,136	1,182,129
Pure Storage, Inc. , Class A(a)	164,211	2,932,809
Super Micro Computer, Inc. (a)	176,951	5,362,500
Ubiquiti, Inc.	27,600	5,114,280
ViaSat, Inc. (a)	66,591	2,527,794
		29,657,991

Semiconductors (4.65%)
IPG Photonics Corp. (a)	12,927	2,314,062
Microchip Technology, Inc.	31,555	3,210,090
Power Integrations, Inc.	49,825	6,080,145
		11,604,297

Software (14.08%)
Akamai Technologies, Inc. (a)	58,763	6,607,312
Autodesk, Inc. (a)	33,657	7,957,524
Intuit, Inc.	22,635	6,934,685
Manhattan Associates, Inc. (a)	50,526	4,839,886
Open Text Corp.	112,912	5,084,427
RealPage, Inc. (a)	59,502	3,749,221
		35,173,055

	Shares	Value (Note 2)
TECHNOLOGY (continued)
Technology Services (2.70%)
FactSet Research Systems, Inc.	9,550	$3,307,165
IHS Markit, Ltd.	27,705	2,236,625
Paychex, Inc.	16,838	1,210,989
		6,754,779

TOTAL TECHNOLOGY		89,293,863

TOTAL COMMON STOCKS
(Cost $120,871,579)		$183,416,649

	Principal Amount	Value (Note 2)
CORPORATE BONDS (21.54%)
COMMUNICATIONS (1.30%)
Cable & Satellite (0.32%)
Comcast Corp.
4.150% 10/15/2028	$640,000	$786,674

Entertainment Content (0.32%)
ViacomCBS, Inc.
3.700% 06/01/2028	720,000	800,397

Wireless Telecommunications Services (0.66%)
AT&T, Inc.
4.350% 03/01/2029	677,000	809,515
4.450% 04/01/2024	4,000	4,511
Verizon Communications, Inc.
4.125% 03/16/2027	698,000	836,056
		1,650,082

TOTAL COMMUNICATIONS		3,237,153

CONSUMER DISCRETIONARY (2.40%)
Airlines (0.29%)
Southwest Airlines Co.
3.000% 11/15/2026	756,000	736,410

Automobiles Manufacturing (0.31%)
General Motors Financial Co., Inc.
5.250% 03/01/2026	695,000	786,842

Consumer Services (0.33%)
Cintas Corp. No 2
3.700% 04/01/2027	710,000	818,459

Restaurants (0.38%)
McDonald's Corp., Series MTN
6.300% 03/01/2038	604,000	938,983

Retail - Consumer Discretionary (1.09%)
Advance Auto Parts, Inc.
4.500% 12/01/2023	685,000	756,494
Amazon.com, Inc.
5.200% 12/03/2025	885,000	1,091,852
Lowe's Cos., Inc.
3.650% 04/05/2029	742,000	870,246
		2,718,592

TOTAL CONSUMER DISCRETIONARY		5,999,286

	Principal Amount	Value (Note 2)
CONSUMER STAPLES (0.64%)
Food & Beverage (0.31%)
Anheuser-Busch InBev Worldwide, Inc.
4.000% 04/13/2028	$670,000	$784,723

Mass Merchants (0.33%)
Costco Wholesale Corp.
2.750% 05/18/2024	760,000	826,417

TOTAL CONSUMER STAPLES		1,611,140

CONSUMER, NON-CYCLICAL (0.66%)
Pharmaceuticals (0.66%)
AbbVie, Inc.
4.250% 11/14/2028	695,000	841,026
CVS Health Corp.
4.300% 03/25/2028	685,000	814,296
		1,655,322

TOTAL CONSUMER, NON-CYCLICAL		1,655,322

ENERGY (1.90%)
Exploration & Production (0.33%)
Conoco Funding Co.
7.250% 10/15/2031	551,000	824,313

Pipeline (1.57%)
Boardwalk Pipelines LP
5.950% 06/01/2026	670,000	788,996
Enbridge Energy Partners LP
4.200% 09/15/2021	4,000	4,124
5.875% 10/15/2025	643,000	775,463
Enterprise Products Operating LLC
3.950% 02/15/2027	710,000	810,013
MPLX LP
4.125% 03/01/2027	748,000	817,869
ONEOK, Inc.
4.550% 07/15/2028	694,000	729,504
		3,925,969

TOTAL ENERGY		4,750,282

FINANCIALS (4.20%)
Banks (0.96%)
Truist Financial Corp., Series MTN
3.875% 03/19/2029	695,000	820,433
US Bancorp, Series MTN
3.000% 07/30/2029	689,000	769,454
Wells Fargo & Co., Series GMTN
4.300% 07/22/2027	710,000	818,266
		2,408,153

Consumer Finance (0.32%)
American Express Co.
3.625% 12/05/2024	708,000	788,447

Diversified Banks (0.99%)
Bank of America Corp., Series L
4.183% 11/25/2027	715,000	824,665
Citigroup, Inc.
4.300% 11/20/2026	720,000	831,132
JPMorgan Chase & Co.
4.125% 12/15/2026	690,000	809,503
		2,465,300

	Principal Amount	Value (Note 2)
FINANCIALS (continued)
Financial Services (0.63%)
Morgan Stanley, Series GMTN
3.700% 10/23/2024	$690,000	$771,253
Northern Trust Corp.
3.950% 10/30/2025	693,000	810,763
		1,582,016

Life Insurance (0.32%)
Principal Financial Group, Inc.
3.100% 11/15/2026	726,000	798,636

Property & Casualty Insurance (0.33%)
American International Group, Inc.
4.250% 03/15/2029	700,000	827,455

Real Estate (0.65%)
Simon Property Group LP
3.250% 11/30/2026	728,000	805,508
Welltower, Inc.
4.250% 04/01/2026	712,000	812,057
		1,617,565

TOTAL FINANCIALS		10,487,572

HEALTH CARE (0.66%)
Managed Care (0.66%)
Anthem, Inc.
3.650% 12/01/2027	731,000	843,101
UnitedHealth Group, Inc.
3.750% 07/15/2025	691,000	795,193
		1,638,294

TOTAL HEALTH CARE		1,638,294

INDUSTRIALS (3.24%)
Aerospace & Defense (0.60%)
Lockheed Martin Corp.
3.100% 01/15/2023	680,000	723,667
Raytheon Technologies Corp.
4.125% 11/16/2028	640,000	769,483
		1,493,150

Electrical Equipment Manufacturing (0.31%)
General Electric Co., Series MTN
5.875% 01/14/2038	653,000	774,817

Engineering & Construction (0.25%)
Fluor Corp.
4.250% 09/15/2028	725,000	618,063

Railroad (0.72%)
Burlington Northern Santa Fe LLC
3.000% 03/15/2023	2,000	2,121
3.400% 09/01/2024	875,000	973,184
Union Pacific Corp.
3.250% 08/15/2025	735,000	821,957
		1,797,262

Transportation & Logistics (0.69%)
FedEx Corp.
3.300% 03/15/2027	756,000	839,895

	Principal Amount	Value (Note 2)
INDUSTRIALS (continued)
Transportation & Logistics (continued)
United Parcel Service, Inc.
6.200% 01/15/2038	$558,000	$893,091
		1,732,986

Waste & Environment Services & Equipment (0.67%)
Republic Services, Inc.
3.375% 11/15/2027	735,000	848,890
Waste Management, Inc.
3.150% 11/15/2027	745,000	837,273
		1,686,163

TOTAL INDUSTRIALS		8,102,441

MATERIALS (0.33%)
Chemicals (0.33%)
DuPont de Nemours, Inc.
4.725% 11/15/2028	666,000	823,617

TOTAL MATERIALS		823,617

TECHNOLOGY (0.33%)
Semiconductors (0.33%)
Analog Devices, Inc.
3.900% 12/15/2025	711,000	819,995

TOTAL TECHNOLOGY		819,995

UTILITIES (5.88%)
Utilities (5.88%)
Ameren Corp.
2.500% 09/15/2024	690,000	739,613
American Electric Power Co., Inc.
3.200% 11/13/2027	731,000	817,288
Black Hills Corp.
3.150% 01/15/2027	700,000	754,347
CenterPoint Energy, Inc.
4.250% 11/01/2028	685,000	816,920
CMS Energy Corp.
3.450% 08/15/2027	700,000	793,843
Dominion Energy Gas Holdings LLC, Series B
3.000% 11/15/2029	755,000	842,658
DTE Energy Co.
3.800% 03/15/2027	680,000	765,189
Duke Energy Corp.
3.400% 06/15/2029	660,000	760,793
Edison International
2.400% 09/15/2022	745,000	761,218
Interstate Power and Light Co.
3.400% 08/15/2025	723,000	793,971
ITC Holdings Corp.
4.050% 07/01/2023	540,000	583,768
National Rural Utilities Cooperative Finance Corp.
3.400% 02/07/2028	680,000	793,221
NiSource, Inc.
3.850% 02/15/2023	695,000	745,373
PacifiCorp
5.250% 06/15/2035	592,000	855,299
Potomac Electric Power Co.
3.600% 03/15/2024	698,000	764,884
PPL Capital Funding, Inc.
4.125% 04/15/2030	665,000	783,443
PSEG Power LLC
4.300% 11/15/2023	675,000	746,535

	Principal Amount	Value (Note 2)
UTILITIES (continued)
Utilities (continued)
Puget Energy, Inc.
3.650% 05/15/2025	$725,000	$775,215
Sempra Energy
3.750% 11/15/2025	699,000	788,462
		14,682,040

TOTAL UTILITIES		14,682,040

TOTAL CORPORATE BONDS
(Cost $48,757,401)		$53,807,142

FOREIGN CORPORATE BONDS (0.98%)
ENERGY (0.66%)
Exploration & Production (0.30%)
CANADIAN NATL RE CNQCN 3.85
06/01/2027	690,000	748,116

Pipeline (0.36%)
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	572,000	894,039

TOTAL ENERGY		1,642,155

FINANCIALS (0.32%)
Diversified Banks (0.32%)
Royal Bank of Canada, Series GMTN
2.550% 07/16/2024	746,000	800,707

TOTAL FINANCIALS		800,707

TOTAL FOREIGN CORPORATE BONDS
(Cost $2,233,396)		$2,442,862

FOREIGN GOVERNMENT BONDS (0.30%)
Corp Andina de Fomento
4.375% 06/15/2022	712,000	751,961

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $734,310)		$751,961

GOVERNMENT & AGENCY OBLIGATIONS (2.89%)
U.S. Treasury Notes
1.375% 01/31/2021	3,550,000	3,571,564
2.500% 01/31/2021	3,610,000	3,652,234
		7,223,798

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $7,174,378)		$7,223,798

	Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.71%)
MONEY MARKET FUND (0.71%)
Fidelity Investments Money Market Government Portfolio - Class I	0.050	%(b)	1,783,357	1,783,357

TOTAL SHORT TERM INVESTMENTS
(Cost $1,783,357)				$1,783,357

TOTAL INVESTMENTS (99.84%)
(Cost $181,554,421)	$249,425,769

Other Assets In Excess Of Liabilities (0.16%)	401,848

NET ASSETS (100.00%)	$249,827,617

(a)	Non-Income Producing Security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
July31, 2020 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the "Trust"), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the "Fund"). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the "Board" and the "Trustees"), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
July 31, 2020 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the "Adviser") believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
July31, 2020 (Unaudited)

The following is a summary of each input used to value the Fund as of July 31, 2020:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$183,416,649	$–	$–	$183,416,649
Corporate Bonds(a)	–	53,807,142	–	53,807,142
Foreign Corporate Bonds(a)	–	2,442,862	–	2,442,862
Foreign Government Bonds	–	751,961	–	751,961
Government & Agency Obligations	–	7,223,798	–	7,223,798
Short Term Investments	1,783,357	–	–	1,783,357
TOTAL	$185,200,006	$64,225,763	$–	$249,425,769

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

For the three months ended July 31, 2020, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.